UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.1%
	MUNICIPAL BONDS – 96.1%
	Education and Civic Organizations – 11.9%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,134,930
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,217,400
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,101,505
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA+	5,694,650
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	81,901
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,573,638
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa2	673,311
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A-	2,162,980
16,830	Total Education and Civic Organizations			18,640,315
	Health Care – 8.5%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	6/18 at 100.00	N/R	—
2,355	Development Authority of Fulton County, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,592,549
1,160	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	1,280,083
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/20 at 100.00	AA	738,079
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,361,240
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,448,380
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	1,522,457
1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	10/18 at 100.00	Aa1	1,253,575
15,120	Total Health Care			13,196,363

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 17.8%
$ 2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	$2,218,700
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,292,820
530	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	5/18 at 100.00	AA+	531,320
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	985,231
	Decatur, Georgia, General Obligation Bonds, City Schools of Decatur Projects, Series 2016:
1,190	5.000%, 8/01/27	8/25 at 100.00	AA+	1,397,203
1,595	5.000%, 8/01/28	8/25 at 100.00	AA+	1,863,295
2,530	DeKalb County, Georgia, General Obligation Bonds, Special Transportation, Parks and Greenspace and Libraries Tax District Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Aa3	2,989,220
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,250,645
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,276,881
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	2/24 at 100.00	Aa3	1,094,210
1,275	Lamar County School District, Georgia, General Obligation Bonds, Series 2017, 5.000%, 3/01/30	9/27 at 100.00	Aa1	1,505,163
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	189,430
374	5.500%, 7/15/30	7/21 at 100.00	N/R	376,058
410	5.500%, 1/15/36	7/21 at 100.00	N/R	412,844
4,500	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	5,115,825
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,066,250
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,266,320
24,497	Total Tax Obligation/General			27,831,415
	Tax Obligation/Limited – 10.0%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,179,010
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,175,290
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,257,470
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A1	1,645,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	$2,848,175
425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017., 5.000%, 12/01/24	No Opt. Call	A3	483,786
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	654,429
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993:
55	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa2	56,244
260	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa2	289,767
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	228,014
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	534,925
280	5.000%, 8/01/21	No Opt. Call	BBB+	306,222
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,753,898
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA+	2,294,420
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	887,752
13,871	Total Tax Obligation/Limited			15,594,722
	Transportation – 5.1%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA-	2,209,240
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,756,182
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,270,800
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	BBB	176,866
170	5.000%, 1/01/33	1/25 at 100.00	BBB	187,263
100	5.000%, 1/01/34	1/25 at 100.00	BBB	109,899
150	5.000%, 1/01/35	1/25 at 100.00	BBB	164,513
7,005	Total Transportation			7,874,763
	U.S. Guaranteed – 14.3% (6)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35 (Pre-refunded 6/15/19)	6/19 at 100.00	Aa2	1,048,690
2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2	2,622,000
110	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2	115,292

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 185	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa2	$192,628
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,116,730
800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA	812,336
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,563,422
510	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R	514,529
2,000	Forsyth County, Georgia, General Obligation Bonds, Series 2015A, 5.000%, 3/01/35 (Pre-refunded 3/01/25)	3/25 at 100.00	AAA	2,357,080
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,547,191
2,295	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R	2,453,562
5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2	5,343,516
2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	2,121,714
430	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 (ETM)	No Opt. Call	N/R	436,914
100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1	103,525
21,000	Total U.S. Guaranteed			22,349,129
	Utilities – 14.6%
2,500	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	A-	2,461,325
1,415	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017., 5.000%, 3/01/28	3/27 at 100.00	A	1,664,776
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,190,800
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2, 5.000%, 1/01/26	1/19 at 100.00	A	1,007,935
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,321,308
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A	918,916
500	5.000%, 3/15/21	No Opt. Call	A	541,970
2,315	5.000%, 3/15/22	No Opt. Call	A	2,547,079

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
$ 1,000	5.000%, 3/15/18	No Opt. Call	A+	$1,001,250
360	5.500%, 9/15/23	No Opt. Call	A	413,503
2,630	5.500%, 9/15/27	No Opt. Call	A	3,138,037
2,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory put 9/01/23)	6/23 at 100.40	A1	2,153,200
100	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/19 at 100.00	A	43,174
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A	2,113,650
1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	1,250,004
22,565	Total Utilities			22,766,927
	Water and Sewer – 13.9%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	564,015
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,163,020
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	2,241,540
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 18.374%, 11/01/35, 144A (IF)	5/25 at 100.00	Aa2	2,399,655
	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016:
1,000	5.000%, 8/01/33	8/26 at 100.00	AA	1,150,930
750	5.000%, 8/01/35	8/26 at 100.00	AA	857,790
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	569,445
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,051,830
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,767,475
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,116,440
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,215,220
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,118,700

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
$ 540	5.000%, 2/01/36	2/26 at 100.00	Aa2	$610,286
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	902,336
18,430	Total Water and Sewer			21,728,682

$ 139,318	Total Long-Term Investments (cost $149,577,209)			149,982,316

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MUNICIPAL BONDS – 1.3%
	Health Care – 1.3%
$ 2,275	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 4/30/17 (4), (5)	No Opt. Call	N/R	$ 1,989,448
$ 2,275	Total Short-Term Investments (cost $2,275,000)			1,989,448
	Total Investments (cost $151,852,209) – 97.4%			151,971,764
	Other Assets Less Liabilities – 2.6%			4,097,680
	Net Assets – 100%			$ 156,069,444
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$149,982,316	$ —*	$149,982,316
Short-Term Investments:
Municipal Bonds	—	—	1,989,448	1,989,448
Total	$ —	$149,982,316	$1,989,448	$151,971,764

*	Value equals zero as of the end of the reporting period.

The following is a reconociliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:
Level 3
Municipal Bonds
Balance at the beginning of period	$2,481,598
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	(495,091)
Purchases at cost	–
Sales at proceeds	–
Net discounts (premiums)	2,941
Transfers into	–
Transfers (out of)	–
Balance at the end of period	$1,989,448
As of the measurement date, Municipal Bonds categorized as Level 3 are fair valued using a scenario-based approach, which incorporates bid information received by the Adviser, sales estimates based on revenue multiples of comparable distressed hospital systems, seniority status and probability weightings of potential recovery outcomes as assigned by the Adviser.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$151,816,093
Gross unrealized:
Appreciation	$ 4,344,030
Depreciation	(4,188,359)
Net unrealized appreciation (depreciation) of investments	$ 155,671
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.1%
	MUNICIPAL BONDS – 102.1%
	Consumer Staples – 6.2%
$ 500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34	5/18 at 100.00	B-	$476,770
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	509,945
120	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	4/18 at 100.00	B+	120,149
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	572,385
700	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	5/18 at 100.00	N/R	699,993
905	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	5/18 at 100.00	N/R	905,362
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	327,713
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,891,525
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,090	5.000%, 6/01/29	4/18 at 100.00	BBB-	1,091,646
690	4.750%, 6/01/34	4/18 at 100.00	BB-	683,107
1,160	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,149,015
9,145	Total Consumer Staples			9,427,610
	Education and Civic Organizations – 15.8%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,092,450
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	903,395
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,116,010
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,214,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	$1,286,258
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	2,249,280
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,677,810
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	219,520
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,636,530
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,625,205
1,000	5.000%, 7/01/56	7/26 at 100.00	A	1,074,600
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,119,320
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	801,240
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,123,700
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Baa1	3,098,040
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,576,170
220	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	253,235
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	897,832
22,040	Total Education and Civic Organizations			23,964,915
	Energy – 0.9%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 06/01/2022)	No Opt. Call	BBB	1,286,182
	Financials – 0.8%
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,231,270

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 12.1%
$ 505	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	$558,687
1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B+	2,022,233
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman's Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,319,740
1,255	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA-	1,275,883
1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A-	1,057,460
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	A-	1,703,914
1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,065,806
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,109,340
2,610	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	2,834,277
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	216,560
50	Public Finance Authority, Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A., 5.350%, 12/01/45	12/27 at 100.00	BBB-	50,907
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,116,259
17,060	Total Health Care			18,331,066
	Housing/Multifamily – 2.4%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,946,053
1,670	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	1,720,835
3,540	Total Housing/Multifamily			3,666,888
	Industrials – 3.7%
300	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	B	308,544
1,640	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,770,626
140	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	142,363
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	1,063,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	6/18 at 105.00	B	$63,262
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	No Opt. Call	B	41,569
1,550	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax), 144A	7/23 at 100.00	N/R	1,725,615
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax), 144A (4)	No Opt. Call	N/R	10,000
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	211,646
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	310,587
6,230	Total Industrials			5,647,762
	Long-Term Care – 0.3%
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	427,180
	Materials – 2.6%
2,070	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	2,033,071
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	1,663,470
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax), 144A	10/22 at 100.00	BBB-	234,793
3,820	Total Materials			3,931,334
	Tax Obligation/General – 2.7%
2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,253,426
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	144,027
525	5.000%, 12/01/29	12/25 at 100.00	AA-	600,595
1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	1,080,780
3,735	Total Tax Obligation/General			4,078,828
	Tax Obligation/Limited – 17.0%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	1,380,128

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	AA+	$1,384,562
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	A	1,325,638
1,250	5.125%, 1/01/42	1/22 at 100.00	A	1,303,750
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BBB+	1,127,880
1,000	5.000%, 12/01/34	12/26 at 100.00	BBB+	1,093,360
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	814,050
3,000	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018., 5.000%, 4/01/48	4/27 at 100.00	AA	3,394,770
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	591,562
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	980,433
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,252,480
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,244,820
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,099,390
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	1,615,652
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	A+	1,328,558
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	557,245
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,700,040
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	544,215
15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	3/18 at 100.00	AA	15,000
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,022,110
23,765	Total Tax Obligation/Limited			25,775,643

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 14.4%
$ 2,750	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (Alternative Minimum Tax) (WI/DD, Settling 3/01/18)	4/28 at 100.00	AA	$3,107,747
680	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	735,447
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	916,114
4,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	4,514,720
1,100	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	1,229,239
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,156,900
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	A-	2,202,460
	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
140	5.125%, 1/01/31	1/20 at 100.00	A-	147,588
1,700	5.250%, 1/01/41	1/20 at 100.00	A-	1,793,109
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,035	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,108,620
1,000	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,059,740
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	912,442
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	A-	1,342,620
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	A-	537,995
19,795	Total Transportation			21,764,741
	U.S. Guaranteed – 8.4% (5)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	A	550,385
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,358,251
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.250%, 10/01/30 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,637,055
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	AA	2,027,655

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA	$1,125,450
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman's Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44 (Pre-refunded 10/01/20)	10/20 at 100.00	A	110,890
1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A	1,601,040
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (Pre-refunded 5/01/20) (UB)	5/20 at 100.00	AA	1,073,340
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 14.963%, 5/01/39 (Pre-refunded 5/01/20), 144A (IF)	5/20 at 100.00	AA	1,293,180
1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 (Pre-refunded 4/01/18) – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,308,928
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A	553,265
11,475	Total U.S. Guaranteed			12,639,439
	Utilities – 4.5%
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,672,680
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,577,050
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Ca	724,200
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	D	340,000
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20)	No Opt. Call	D	105,400
1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA-	1,071,810
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	5/18 at 100.00	CCC	261,250
8,940	Total Utilities			6,752,390
	Water and Sewer – 10.3%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,120,040
610	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	661,033
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	605,493
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,089,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	$1,663,140
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,547,265
2,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	2,547,912
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	223,354
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,214,740
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2017A, 5.000%, 12/01/41 – AGM Insured	12/27 at 100.00	AA	2,235,340
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA-	1,664,760
14,190	Total Water and Sewer			15,572,617

$ 146,345	Total Long-Term Investments (cost $152,013,494)			154,497,865
	Floating Rate Obligations – (0.5)%			(750,000)
	Other Assets Less Liabilities – (1.6)%			(2,444,105)
	Net Assets – 100%			$ 151,303,760
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$154,497,865	$ —	$154,497,865

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$150,997,243
Gross unrealized:
Appreciation	$ 6,109,468
Depreciation	(3,358,848)
Net unrealized appreciation (depreciation) of investments	$ 2,750,620
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.9%
	MUNICIPAL BONDS – 98.9%
	Education and Civic Organizations – 14.7%
$ 1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A-	$1,089,900
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,892,257
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,317,740
1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	10/21 at 100.00	A1	2,101,847
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	5,060,610
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,181,120
11,420	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	12,647,764
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	820,896
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	697,446
1,145	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB+	1,157,744
4,330	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	4,988,117
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,597,278
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,653,526
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,063,500
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,563,300
	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,240,434
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,639,890
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,146,675
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A., 5.000%, 10/01/31	10/27 at 100.00	Aa3	268,051

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	$2,244,726
3,515	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	Aa3	3,986,854
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,195,920
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	994,544
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,239,081
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,334,049
68,825	Total Education and Civic Organizations			76,123,269
	Health Care – 13.5%
2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA-	2,982,302
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,771,122
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,364,080
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,874,630
3,030	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,273,309
1,800	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	1,988,784
3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA-	4,051,312
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,875,094
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,414,786
2,300	5.000%, 10/01/26	10/22 at 100.00	A-	2,509,737
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	671,900
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	826,673
380	5.000%, 6/01/35	6/22 at 100.00	AA	417,396
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,268,710
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,228,273

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	$6,473,308
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	2,192,360
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,514,950
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Refunding Series 2017:
1,290	5.000%, 10/01/31	10/27 at 100.00	AA-	1,502,244
3,430	5.000%, 10/01/33	10/27 at 100.00	AA-	3,958,220
1,150	5.000%, 10/01/34	10/27 at 100.00	AA-	1,321,660
2,500	5.000%, 10/01/36	10/27 at 100.00	AA-	2,857,625
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
170	5.500%, 10/01/19 – RAAI Insured	4/18 at 100.00	AA	170,513
1,385	5.500%, 10/01/29 – RAAI Insured	4/18 at 100.00	AA	1,389,321
2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,168,820
7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	8/35 at 100.00	Baa2	7,052,109
64,510	Total Health Care			70,119,238
	Housing/Single Family – 0.4%
2,050	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,123,185
	Long-Term Care – 0.7%
2,735	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	2,941,274
	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	617,611
225	5.000%, 10/01/31	10/26 at 100.00	BBB	251,768
3,510	Total Long-Term Care			3,810,653
	Tax Obligation/General – 7.9%
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,188,580
1,850	5.000%, 7/01/29	7/26 at 100.00	AAA	2,189,697
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,473,362

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
$ 300	5.000%, 6/01/25	No Opt. Call	AA	$352,464
1,150	5.000%, 6/01/26	No Opt. Call	AA	1,365,844
1,000	5.000%, 6/01/28	6/26 at 100.00	AA-	1,175,460
1,795	5.000%, 6/01/30	6/26 at 100.00	AA-	2,089,685
1,000	Durham County, North Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,192,820
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,600,425
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,198,250
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,763,182
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,415,020
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2016A, 5.000%, 6/01/25	No Opt. Call	AAA	4,743,440
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,531,925
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,407,800
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,412,523
34,960	Total Tax Obligation/General			41,100,477
	Tax Obligation/Limited – 12.1%
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,428,312
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,562,454
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29 (WI/DD, Settling 3/01/18)	4/27 at 100.00	Aa3	470,820
100	5.000%, 4/01/31 (WI/DD, Settling 3/01/18)	4/27 at 100.00	Aa3	116,570
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,874,763
	County of Scotland, North Carolina Limited Obligation Bonds, Series 2017:
500	5.000%, 12/01/30	12/27 at 100.00	A	582,110
250	5.000%, 12/01/33	12/27 at 100.00	A	288,773
1,000	Cumberland County, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 11/01/23	No Opt. Call	AA	1,152,340
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,545	5.000%, 4/01/32	4/26 at 100.00	A+	1,753,374
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,127,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	$1,477,406
696	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	717,715
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
765	4.375%, 3/01/25, 144A	No Opt. Call	N/R	755,024
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,572,656
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
3,000	5.000%, 5/01/28	5/27 at 100.00	AA+	3,586,320
12,885	5.000%, 5/01/30	5/27 at 100.00	AA+	15,253,263
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA	1,990,204
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,257,562
500	5.000%, 7/01/41	7/21 at 100.00	AA	546,225
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	AA-	1,175,090
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	519,464
750	5.000%, 10/01/34	10/24 at 100.00	AA+	854,318
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,154,790
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,308,130
2,445	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,775,271
3,570	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,042,704
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,159,370
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/33 at 100.00	AA+	225,675
55,216	Total Tax Obligation/Limited			62,727,953
	Transportation – 18.8%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	AA-	6,530,160
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	AA-	11,068,373
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	AA-	4,536,880
4,935	5.000%, 7/01/34	7/24 at 100.00	AA-	5,582,077

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 8,610	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	Aa3	$9,836,322
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	1,628,100
11,170	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	11,982,841
3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,992,546
25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	26,247
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB-	613,363
880	0.000%, 7/01/29	7/26 at 87.76	BBB-	558,888
175	0.000%, 7/01/32	7/26 at 75.72	BBB-	94,339
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB-	723,030
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB-	1,324,012
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB-	1,449,479
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB-	1,471,079
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB-	833,128
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,309,104
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,150,760
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	38,216
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,953,057
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	10,501,776
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	9,540,622
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	7,064,382
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,070,460
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,780,860
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
225	5.000%, 5/01/29	5/25 at 100.00	Aa3	259,285
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	344,451
132,960	Total Transportation			97,263,837

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 17.4% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
$ 300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	$337,098
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	393,281
7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA	7,924,648
5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+	5,219,259
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	323,701
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	2,973,309
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A, 5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	AA-	5,661,800
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	273,427
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	7,064,320
1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35 (Pre-refunded 3/01/19)	3/19 at 100.00	AA	1,034,210
2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 (Pre-refunded 11/01/18) – AGM Insured	11/18 at 100.00	AAA	2,131,376
3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA	3,190,430
2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	2,580,917
1,005	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2009B, 5.000%, 10/01/38 (Pre-refunded 4/01/19)	4/19 at 100.00	AA+	1,043,542
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
35	6.000%, 6/01/31 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R	35,410
60	6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB+	60,721
3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	AA	3,090,330
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 (ETM)	No Opt. Call	Baa2	17,184
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA	598,806
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	388,721
5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	5,871,627

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	AA	$6,456,660
995	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,024,959
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	252,779
115	5.125%, 1/01/24 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	118,533
50	5.375%, 1/01/26 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	51,638
10,710	5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	11,094,061
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	BBB	753,030
4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18) – NPFG Insured	6/18 at 100.00	A+	4,036,000
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
500	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	AA	526,275
3,500	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	3,694,705
1,500	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA	1,583,445
	Pitt County, North Carolina, Certificates of Participation, Jail Facilities Project, Series 2007:
1,265	5.000%, 4/01/25 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2	1,268,947
1,175	5.000%, 4/01/26 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2	1,178,666
1,395	5.000%, 4/01/27 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2	1,399,352
1,240	5.000%, 4/01/28 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2	1,243,869
1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA	1,349,855
2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+	2,247,336
1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+	1,993,269
86,520	Total U.S. Guaranteed			90,487,496
	Utilities – 0.8%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,138,070
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017., 5.000%, 3/01/43	3/27 at 100.00	A+	1,614,355
405	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	415,761
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	851,881
3,575	Total Utilities			4,020,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 12.6%
$ 1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA-	$1,628,465
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40	6/24 at 100.00	AA+	1,373,861
3,600	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	AA+	4,246,092
	Carolina Beach, North Carolina, Enterprise Systems Revenue Bonds, Series 2016:
1,000	5.000%, 6/01/26	No Opt. Call	Aa3	1,181,150
2,605	4.000%, 6/01/41	6/26 at 100.00	Aa3	2,682,421
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38	12/26 at 100.00	AAA	422,356
1,700	5.000%, 12/01/41	12/26 at 100.00	AAA	1,958,400
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,086,941
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,658,451
1,075	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,089,104
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,530,903
5,000	City of Winston-Salem, North Carolina, Water and Sewer Revenue Bonds, Series 2017, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,207,900
	County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	466,552
400	5.000%, 6/01/28	6/27 at 100.00	AA+	479,896
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,182,102
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,215,040
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,065,474
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,136,760
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	733,626
1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,132,980
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34 – AGM Insured	6/25 at 100.00	AA	3,594,782
3,345	5.000%, 6/01/35 – AGM Insured	6/25 at 100.00	AA	3,770,718

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
$ 1,215	5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	$1,444,465
1,335	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	1,559,734
1,000	5.000%, 6/01/33 – AGM Insured	6/27 at 100.00	AA	1,147,360
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	706,416
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,101,812
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,613,952
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
1,290	5.000%, 3/01/25	3/23 at 100.00	AAA	1,467,904
5,000	5.000%, 3/01/31	3/23 at 100.00	AAA	5,656,550
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,172,969
500	5.000%, 6/01/32	12/25 at 100.00	AA+	574,985
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,359,507
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,348,604
365	5.000%, 6/01/29	6/26 at 100.00	AAA	429,634
57,620	Total Water and Sewer			65,427,866

$ 509,746	Total Long-Term Investments (cost $495,887,217)			513,204,041
	Floating Rate Obligations – (1.8)%			(9,255,000)
	Other Assets Less Liabilities – 2.9%			15,196,110
	Net Assets – 100%			$ 519,145,151
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$513,204,041	$ —	$513,204,041
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$486,537,278
Gross unrealized:
Appreciation	$ 22,020,547
Depreciation	(4,608,839)
Net unrealized appreciation (depreciation) of investments	$ 17,411,708
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.1%
	MUNICIPAL BONDS – 105.1%
	Education and Civic Organizations – 6.0%
$ 3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,716,685
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	943,929
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,145,132
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,830,532
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	996,759
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	715,235
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,404,533
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,395,375
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,610,878
710	5.000%, 11/01/31	11/21 at 100.00	A	764,010
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A	No Opt. Call	N/R	979,980
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	675,868
640	5.000%, 10/01/31	10/26 at 100.00	BBB	706,611
670	5.000%, 10/01/32	10/26 at 100.00	BBB	736,618
705	5.000%, 10/01/33	10/26 at 100.00	BBB	772,377
745	5.000%, 10/01/34	10/26 at 100.00	BBB	813,339
780	5.000%, 10/01/35	10/26 at 100.00	BBB	849,755
1,065	5.000%, 10/01/41	10/26 at 100.00	BBB	1,152,128
1,695	5.000%, 10/01/45	10/26 at 100.00	BBB	1,828,532
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	532,448
1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2012D, 5.000%, 10/01/30	10/22 at 100.00	AAA	1,404,013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
$ 700	5.000%, 8/01/40	8/25 at 100.00	A+	$785,505
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,117,940
24,965	Total Education and Civic Organizations			26,878,182
	Health Care – 11.5%
1,010	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	BBB+	1,035,048
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33	1/23 at 100.00	BBB+	1,598,445
1,000	5.250%, 1/01/45	1/23 at 100.00	BBB+	1,067,920
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB+	540,675
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB+	1,678,414
810	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	812,495
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	959,499
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	210,568
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,328,512
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	1,051,220
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB+	4,324,680
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB+	338,582
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB+	2,002,960
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A	3,284,335
4,000	5.000%, 1/01/42	1/27 at 100.00	A	4,379,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	A3	3,047,209
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,286,731
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,492,150

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	$424,170
10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,407,000
5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,428,200
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	AA-	1,063,000
48,305	Total Health Care			51,760,813
	Housing/Multifamily – 3.8%
5,480	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	12/25 at 100.00	AA+	6,263,969
1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,520,985
2,330	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 06/01/2021)	6/18 at 102.00	N/R	2,386,829
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,437,282
5,095	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 03/01/2025)	3/20 at 100.00	AA+	5,274,955
15,800	Total Housing/Multifamily			16,884,020
	Housing/Single Family – 0.8%
505	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	507,864
	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
2,935	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,079,930
10	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	9,999
3,450	Total Housing/Single Family			3,597,793
	Long-Term Care – 1.8%
1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,047,180
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,607,055
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,413,995
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,267,414

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	$1,149,423
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	12/22 at 100.00	N/R	1,550,730
7,650	Total Long-Term Care			8,035,797
	Tax Obligation/General – 14.5%
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	Aa2	3,369,125
	Chattanooga, Tennessee, General Obligation Bonds, Refunding Series 2017B:
1,055	5.000%, 3/01/24	No Opt. Call	AAA	1,223,979
2,670	5.000%, 3/01/25	No Opt. Call	AAA	3,141,015
2,240	5.000%, 3/01/26	No Opt. Call	AAA	2,666,877
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 6/01/25	No Opt. Call	Aa1	1,179,990
1,075	5.000%, 6/01/27	6/25 at 100.00	Aa1	1,260,653
1,445	5.000%, 6/01/28	6/25 at 100.00	Aa1	1,694,551
1,000	5.000%, 6/01/30	6/25 at 100.00	Aa1	1,166,180
1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20	No Opt. Call	Aa1	1,211,074
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,360,880
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2015C, 5.000%, 7/01/26	7/25 at 100.00	AA	2,338,780
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	628,495
	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,295,463
6,385	5.000%, 7/01/23	7/22 at 100.00	AA	7,192,639
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 15.034%, 7/01/27, 144A (IF)	7/23 at 100.00	AA	3,863,075
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	658,602
	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,003,220
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,079,466
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,840,624
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,354,390

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 5,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/21	No Opt. Call	AAA	$5,565,200
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	1,147,130
675	5.000%, 9/01/34	9/24 at 100.00	AAA	773,010
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,790,931
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,454,750
2,955	Tennessee State, General Obligation Bonds, Series 2016A, 5.000%, 8/01/24	No Opt. Call	AAA	3,458,946
1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,439,362
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	1,934,538
57,120	Total Tax Obligation/General			65,092,945
	Tax Obligation/Limited – 11.2%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,611,125
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA-	6,963,960
265	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	274,484
	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	7/20 at 100.00	AA	1,526,888
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,067,480
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,104,593
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,626,423
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (UB) (4)	11/25 at 100.00	AA+	4,793,360
6,225	5.000%, 11/01/34 (UB) (4)	11/25 at 100.00	AA+	7,149,599
1,500	5.000%, 11/01/35	11/25 at 100.00	AA+	1,718,340
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,472,998
5,000	5.000%, 11/01/40 (UB) (4)	11/25 at 100.00	AA+	5,687,250
10,000	5.000%, 11/01/45 (UB) (4)	11/25 at 100.00	AA+	11,330,600
44,655	Total Tax Obligation/Limited			50,327,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 3.3%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
$ 3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	$3,526,932
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	456,078
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,460,651
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	6,481,342
1,825	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	1,880,955
13,510	Total Transportation			14,805,958
	U.S. Guaranteed – 17.6% (5)
4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2	4,415,200
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
480	5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA	490,234
1,520	5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA	1,552,406
240	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	252,103
760	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	800,774
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	1,257,660
2,500	5.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	2,710,475
250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1	260,988
2,190	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R	2,198,147
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
270	5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1	270,772
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	No Opt. Call	Baa2	2,743,041
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	No Opt. Call	Baa2	9,963,614
3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA-	3,295,650
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	AA+	11,595,158
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988B, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	17,575,004
715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	769,526

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	$1,686,091
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
495	5.125%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB+	531,363
3,700	5.850%, 10/01/46 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB+	4,088,981
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	3,958,646
1,350	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA	1,434,051
545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+	567,432
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,111,200
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A	561,695
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A	4,926,065
76,055	Total U.S. Guaranteed			79,016,276
	Utilities – 19.8%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	577,580
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,017,680
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,424,265
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	2,943,082
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	9,662,591
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	767,576
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,295,560
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,291,680
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2017:
1,020	5.000%, 9/01/25	No Opt. Call	Aa2	1,201,744
1,070	5.000%, 9/01/26	No Opt. Call	Aa2	1,274,541
1,130	5.000%, 9/01/27	No Opt. Call	Aa2	1,355,876
1,190	5.000%, 9/01/28	9/27 at 100.00	Aa2	1,419,039
1,250	5.000%, 9/01/29	9/27 at 100.00	Aa2	1,483,675
2,000	4.000%, 9/01/32	9/27 at 100.00	Aa2	2,142,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	$770,312
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,190,950
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,183,800
2,050	Knoxville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015EE, 5.000%, 7/01/22	No Opt. Call	AA+	2,310,206
1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	AA	1,798,350
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2016:
1,900	5.000%, 12/01/27	12/26 at 100.00	Aa1	2,241,620
2,295	5.000%, 12/01/30	12/26 at 100.00	Aa1	2,680,353
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017:
1,100	5.000%, 12/01/30	12/27 at 100.00	Aa1	1,301,014
1,400	5.000%, 12/01/31	12/27 at 100.00	Aa1	1,650,614
1,450	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 5/15/27	5/25 at 100.00	AA+	1,693,774
11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,273,412
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	5,759,650
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,540,931
1,755	5.250%, 9/01/22	No Opt. Call	A	1,965,425
3,230	5.250%, 9/01/24	No Opt. Call	A	3,699,190
2,520	5.250%, 9/01/26	No Opt. Call	A	2,932,247
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,412,249
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	463,280
1,100	5.000%, 2/01/21	No Opt. Call	A	1,190,343
250	5.000%, 2/01/22	No Opt. Call	A	274,533
600	5.000%, 2/01/23	No Opt. Call	A	667,476
100	5.000%, 2/01/24	No Opt. Call	A	112,608
5,090	5.000%, 2/01/27	No Opt. Call	A	5,838,026
78,540	Total Utilities			88,807,252

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 14.8%
	Carter County First Utility District, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017:
$ 190	3.000%, 7/01/24	No Opt. Call	A-	$195,415
205	3.000%, 7/01/27	7/26 at 100.00	A-	205,445
500	3.000%, 7/01/30	7/26 at 100.00	A-	466,235
200	3.000%, 7/01/33	7/26 at 100.00	A-	183,726
1,000	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2016, 5.000%, 2/01/33	2/26 at 100.00	Aa2	1,156,710
1,270	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2017., 5.000%, 2/01/34	2/28 at 100.00	Aa2	1,487,576
	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017:
435	3.375%, 4/01/38	4/26 at 100.00	N/R	434,047
510	3.500%, 4/01/42	4/26 at 100.00	N/R	505,884
	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,255,860
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,669,714
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,880,974
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,426,604
2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/18 at 100.00	AA	2,532,423
6,000	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	6,752,640
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA	1,757,160
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA	3,267,265
4,785	5.000%, 9/01/42	9/25 at 100.00	AA	5,409,538
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	313,478
140	5.000%, 12/01/25	No Opt. Call	Aa3	163,755
175	5.000%, 12/01/26	No Opt. Call	Aa3	206,465
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,494,550
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,558,205
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,047,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	$1,651,423
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
1,840	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	1,909,239
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,031,310
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,149,620
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Refunding & Improvement Series 2016:
1,100	4.000%, 4/01/31	4/26 at 100.00	A-	1,154,197
1,675	4.000%, 4/01/37	4/26 at 100.00	A-	1,733,458
	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	558,107
525	5.000%, 6/01/20	No Opt. Call	AA	563,992
585	5.000%, 6/01/21	No Opt. Call	AA	643,775
515	5.000%, 6/01/22	No Opt. Call	AA	578,489
2,890	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	3,064,267
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017:
1,700	4.000%, 7/01/37	7/27 at 100.00	A	1,801,847
540	3.250%, 7/01/38	7/27 at 100.00	A	521,224
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	559,280
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,555,139
2,280	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding Series 2017, 4.000%, 6/01/34	6/26 at 100.00	AA	2,406,130
	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2016:
1,425	4.000%, 1/01/28	1/26 at 100.00	AA+	1,547,579
1,485	4.000%, 1/01/29	1/26 at 100.00	AA+	1,604,052
60,780	Total Water and Sewer			66,404,017

$ 430,830	Total Long-Term Investments (cost $456,841,891)			471,610,153
	Floating Rate Obligations – (6.1)%			(27,290,000)
	Other Assets Less Liabilities – 1.0%			4,197,211
	Net Assets – 100%			$ 448,517,364

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$471,610,153	$ —	$471,610,153
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$428,648,523
Gross unrealized:
Appreciation	$ 18,288,899
Depreciation	(2,617,188)
Net unrealized appreciation (depreciation) of investments	$ 15,671,711
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018